November 19, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PEREGRINE SEMICONDUCTOR CORPORATION
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Peregrine Semiconductor Corporation (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock under the Securities Act of 1933, as amended (the “Act”), we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form S-1, together with exhibits thereto (except for certain exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five (5) years.

In payment of the registration fee, $7,130.00 was transferred to the Commission’s account at US Bank by federal wire transfer. The wire was sent on November 17, 2010.

Please direct any comments or questions regarding this filing to Gari Cheever at Gunderson Dettmer Stough Villeneuve Franklin & Hachigian, LLP, 11682 El Camino Real, Ste. 100, San Diego, CA 92130 or by telephone at (858) 436-8010 or facsimile at (877) 880-0686.

Very truly yours,

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/S/ GARI CHEEVER
Gari Cheever

Attachment

cc:	Jay Biskupski (Peregrine Semiconductor Corporation)